OTHER NON-FINANCIAL LIABILITIES - Schedule of deferred income movement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred Income Movement [Roll Forward]
Initial balance	$ 3,258,343	$ 3,393,600	$ 2,953,289
Recognition	17,264,291	15,679,754	14,238,959
Use	(16,738,516)	(15,073,167)	(13,505,496)
Loyalty program (Award and redeem)	21,311	(126,564)	17,680
Expiration of tickets	(354,001)	(347,873)	(391,998)
Translation Difference	124,933	(260,364)	84,988
Others provisions	3,956	(7,043)	(3,822)
Final balance	3,580,317	3,258,343	$ 3,393,600
Recognized income from Delta Air Lines	$ 28,452	$ 35,615